Note 7 - Risk Management - Market Risk (Details) - EUR (€)	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Interest Rate Risk Member | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk	€ 21,000,000		€ 20,000,000		€ 25,000,000
Interest Rate Risk Member | Maximum Member
Breakdown Of Var Line Items
Value At Risk	28,000,000		23,000,000		27,000,000
Interest Rate Risk Member | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk	13,000,000		17,000,000		23,000,000
Interest Rate Risk Member | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk	24,000,000		19,000,000		23,000,000
Currency Risk Member | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk	6,000,000		6,000,000		10,000,000
Currency Risk Member | Maximum Member
Breakdown Of Var Line Items
Value At Risk	6,000,000		7,000,000		11,000,000
Currency Risk Member | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk	5,000,000		6,000,000		7,000,000
Currency Risk Member | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk	5,000,000		5,000,000		7,000,000
Stock Market Risk [Member] | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk	4,000,000		4,000,000		3,000,000
Stock Market Risk [Member] | Maximum Member
Breakdown Of Var Line Items
Value At Risk	3,000,000		6,000,000		2,000,000
Stock Market Risk [Member] | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk	5,000,000		4,000,000		4,000,000
Stock Market Risk [Member] | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk	5,000,000		3,000,000		4,000,000
Vega Correlation Risk [Member] | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk	9,000,000		9,000,000		13,000,000
Vega Correlation Risk [Member] | Maximum Member
Breakdown Of Var Line Items
Value At Risk	9,000,000		11,000,000		12,000,000
Vega Correlation Risk [Member] | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk	9,000,000		7,000,000		14,000,000
Vega Correlation Risk [Member] | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk	8,000,000		7,000,000		14,000,000
Diversification Effect Member | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk	(20,000,000)	[1]	(20,000,000)	[2]	(23,000,000)	[3]
Diversification Effect Member | Maximum Member
Breakdown Of Var Line Items
Value At Risk	(21,000,000)	[1]	(21,000,000)	[2]	(19,000,000)	[3]
Diversification Effect Member | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk	(18,000,000)	[1]	(18,000,000)	[2]	(26,000,000)	[3]
Diversification Effect Member | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk	(22,000,000)	[1]	(17,000,000)	[2]	(26,000,000)	[3]
Total Member | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk	19,000,000		21,000,000		27,000,000
Total Member | Maximum Member
Breakdown Of Var Line Items
Value At Risk	25,000,000		26,000,000		34,000,000
Total Member | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk	14,000,000		16,000,000		22,000,000
Total Member | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk	€ 20,000,000		€ 17,000,000		€ 22,000,000

[1]

(*) The div ersification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.

[2]

(*) The div ersification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.

[3]

(*) The div ersification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.